FORM 13F

                INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT
              MANAGERS PURSUANT TO SECTION 13(f) OF THE SECURITIES
                    EXCHANGE ACT OF 1934 AND RULES THEREUNDER
                       Securities and Exchange Commission
                             Washington, D.C. 20549
              [Adopted in Release No.34-14852, (Paragraph 81,610),
                          June 15, 1978, 43 F.R. 26700]
              Report for the Calendar Quarter Ended March 31, 1999
                         ------------------------------
                (Please read instructions before preparing form)
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                        If amended report check here: [ ]

Name of Institutional Investment Manager:

                      INTEGRAL CAPITAL MANAGEMENT II, L.P.

Business Address:

Street   2750 Sand Hill Road
City     Menlo Park
State    California    Zip 94025

Name, Phone No. and Title of Person Duly Authorized to Submit This Report:

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ATTENTION -- Intentional  misstatements or omissions of facts constitute Federal
Criminal Violations. See 18 U.S.C. 1001 and 15 U.S. C. 78ff(a).

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         The  institutional  investment  manager  submitting  this  Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete, it is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

         Pursuant to the requirements of the Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Menlo Park and State of California on the 7th day of May 1999.

                                    INTEGRAL CAPITAL MANAGEMENT II, L.P.
                                    ------------------------------------------
                                    (Name of Institutional Investment Manager)

                                    /s/ Pamela K. Hagenah
                                    ------------------------------------------
                                   (Manual Signature of Person Duly
                                    Authorized to Submit This Report)

Name and 13F file number of ALL Institutional Investment mangers with respect to which this schedule is filed (other than the one filing this report) (List in alphabetical order).

         13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                   13F File No.:   Name:                      13F File No.:
1. None*                                  8. __________________________________
2. __________________________________     9. __________________________________
3. __________________________________    10. __________________________________
4. __________________________________    11. __________________________________
5. __________________________________    12. __________________________________
6. __________________________________    13. __________________________________
7. __________________________________    14. __________________________________

*Integral Capital Management II, L.P. is deemed to exercise sole investment discretion with respect to securities held by the investment partnerships which it serves as the general partner. Accordingly, such investment partnerships have no separate reporting requirements pursuant to Rule 13F-1.


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                              FORM 13F     NAME OF REPORTING MANAGER - INTEGRAL CAPITAL MANAGEMENT II, L.P.

                              AS OF 3/31/99                                                            _____________________________
                                                                                                               S.E.C. USE ONLY


                                                                                ITEM 6-INV. DISC.                    ITEM 8
                                ITEM 2       ITEM 3    ITEM 4     ITEM 5     --------------------- ITEM   VOTING AUTHORITY (SHARES)
           ITEM 1               TITLE        CUSIP   FAIR MARKET SHARES OR          SHARED  SHARED  7    --------------------------
       NAME OF ISSUER          OF CLASS      NUMBER    VALUE    PPL AMOUNT   SOLE   AS DEF  /OTHER MGRS   SOLE      SHARED   NONE
       --------------          --------      ------    -----    ----------   ----   ------  ------ ----   ----      ------   ----
CARDIMA INC                   COMM STK     14147M106    566,157    238,382    X                          238,382       0       0

CORSAIR COMMUNICATIONS INC    COMM STK     220406102  2,855,414    557,154    X                          557,154       0       0

HEARTPORT INC                 COMM STK     421969106  2,310,000    480,000    X                          480,000       0       0

MAPINFO CORP                  COMM STK     565105103  1,764,858    125,501    X                          125,501       0       0

PHARMACYCLICS INC             COMM STK     716933106  1,293,501     78,394    X                           78,394       0       0

     GRAND TOTAL                                      8,789,930


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